Provisions (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019
Reconciliation of changes in other provisions [abstract]
Other provisions		$ 13,955		$ 10,286
Additions		503		948
Transfers		(18)
Incorporated by business combination		57
Share of profit / (loss) of associates and joint ventures		(7,461)		3,733
Used during the year		(1,897)		(354)
Inflation adjustment		(80)		(106)
Currency translation adjustment		475		(441)
Other provisions		5,534		13,955
Recoveries				(111)
Legal Claims [Member]
Reconciliation of changes in other provisions [abstract]
Other provisions		2,427	[1]	2,344	[2]
Additions		470	[1]	659	[2]
Transfers	[1]	(18)
Incorporated by business combination	[1]	57
Share of profit / (loss) of associates and joint ventures			[1]		[2]
Used during the year		(698)	[1]	(339)	[2]
Inflation adjustment		(80)	[1]	(106)	[2]
Currency translation adjustment		369	[1]	(27)	[2]
Other provisions	[1]	2,527		2,427
Recoveries	[2]			(104)
Investments In Associates And Joint Ventures [Member]
Reconciliation of changes in other provisions [abstract]
Other provisions	[3]	8,661		5,453
Additions			[1]	17	[3]
Transfers	[1]
Incorporated by business combination	[1]
Share of profit / (loss) of associates and joint ventures		(7,461)	[1]	3,733	[3]
Used during the year		(1,018)	[1]		[3]
Inflation adjustment			[1]		[3]
Currency translation adjustment		(165)	[1]	(535)	[3]
Other provisions		17	[1]	8,661	[3]
Recoveries	[3]			(7)
Site Dismantling And Remediation [Member]
Reconciliation of changes in other provisions [abstract]
Other provisions	[4]	342		367
Additions		33	[3]		[4]
Transfers	[3]
Incorporated by business combination	[3]
Share of profit / (loss) of associates and joint ventures			[3]		[4]
Used during the year			[3]	(15)	[4]
Inflation adjustment			[3]		[4]
Currency translation adjustment		72	[3]	(10)	[4]
Other provisions		447	[3]	342	[4]
Recoveries	[4]
Onerous Contracts [Member]
Reconciliation of changes in other provisions [abstract]
Other provisions	[4]
Additions	[4]
Transfers	[4]
Incorporated by business combination	[4]
Share of profit / (loss) of associates and joint ventures	[4]
Used during the year	[4]
Inflation adjustment	[4]
Currency translation adjustment	[4]
Other provisions	[4]
Recoveries	[4]
Other Provisions [Member]
Reconciliation of changes in other provisions [abstract]
Other provisions	[4]	2,525		2,122
Additions	[4]			272
Transfers	[4]
Incorporated by business combination	[4]
Share of profit / (loss) of associates and joint ventures	[4]
Used during the year	[4]	(181)
Inflation adjustment	[4]
Currency translation adjustment	[4]	199		131
Other provisions	[4]	$ 2,543		2,525
Recoveries	[4]

[1]	Corresponds to the equity interest in New Lipstick with negative equity in 2019 and Puerto Retiro in 2020 and 2019. Additions and recoveries are included in "Share of profit / (loss) of associates and joint ventures".
[2]	Additions and recoveries are included in "Other operating results, net"
[3]	The Group's companies are required to recognize certain costs related to the dismantling of assets and remediation of sites from the places where such assets are located. The calculation of such expenses is based on the dismantling value for the current year, taking into consideration the best estimate of future changes in prices, inflation, etc. and such costs are capitalized at a risk-free interest rate. Volume projections for retired or built assets are recast based on expected changes from technological rulings and requirements.
[4]	In November 2009, PBC's Audit Committee and Board of Directors approved the agreement with Rock Real whereby the latter would look for and propose to PBC the acquisition of commercial properties outside Israel, in addition to assisting in the negotiations and management of such properties. In return, Rock Real would receive 12% of the net income generated by the acquired property. Pursuant to amendment 16 of the Israel Commercial Act 5759-1999, the agreement must be ratified by the Audit Committee before the third year after the effective date; otherwise, it expires. The agreement has not been ratified by the audit committee within such three-year term, so in January 2017 PBC issued a statement that hinted at the expiration of the agreement and informed that it would begin negotiations to reduce the debt. The parties have appointed an arbitrator that should render a decision on the dispute. The remaining corresponds to provisions related to investment properties.